UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Subscription Receivable [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2023		$ 1,000	$ 0	$ (1,000)	$ 47,058	$ 1,307,784	$ (158,390)	$ 1,196,452
Balance (in Shares) at Jun. 30, 2023	[1]	10,000,000	0
Net income for the period						684,393		684,393
Settlement of subscription receivable				1,000				1,000
Transfer to statutory reserve					32	(32)
Foreign currency translation adjustment							42,311	42,311
Balance at Dec. 31, 2023		$ 1,000	$ 0	0	47,090	1,992,145	(116,079)	1,924,156
Balance (in Shares) at Dec. 31, 2023	[1]	10,000,000	0
Balance at Jun. 30, 2024		$ 1,000	$ 0	0	64,474	2,838,715	(167,671)	2,736,518
Balance (in Shares) at Jun. 30, 2024	[1]	10,000,000	0
Net income for the period						1,069,327		1,069,327
Transfer to statutory reserve					29,900	(29,900)
Foreign currency translation adjustment							(12,244)	(12,244)
Balance at Dec. 31, 2024		$ 1,000	$ 0	$ 0	$ 94,374	$ 3,878,142	$ (179,915)	$ 3,793,601
Balance (in Shares) at Dec. 31, 2024	[1]	10,000,000	0

[1]	The shares and per share data are presented on a retroactive basis to reflect the stock split.